ENTITY-WIDE DISCLOSURE (Schedule of Long-Lived Assets by Geographical Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 51,501	$ 35,405	$ 33,979
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	10,231	8,427	15,071
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 41,270	$ 26,978	$ 18,908